INCOME TAX (CREDITS) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Credits Expenses
SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following components:

	2024	2023	2022
	USD	USD	USD

Current tax	16,308	29,186	431,925
Over-provision of tax in prior years	(89,823)	(72,040)	-
Total	(73,515)	(42,854)	431,925

SCHEDULE OF INCOME TAX (CREDITS) EXPENSES RECONCILED TO (LOSS) PROFIT BEFORE INCOME TAX

The income tax (credits) expenses for the years can be reconciled to the (loss) profit before income tax per the consolidated statement of profit or loss as follows:

	2024	2023	2022
	USD	USD	USD

(Loss) profit before income tax	(8,802,044)	(11,976,182)	5,210,820

Tax at the respective income tax rates	(1,061,700)	(1,418,569)	847,763
Tax effect of expenses not deductible for tax purpose	1,307,549	1,683,289	649,932
Tax effect of income not taxable for tax purpose	(229,541)	(235,534)	(850,911)
Utilization of tax losses previously not recognized	-	-	(214,859)
Over-provision in respect of prior years	(89,823)	(72,040)	-
Total	(73,515)	(42,854)	431,925